Redeemable Convertible Preferred Stock	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Redeemable Convertible Preferred Stock

7. Redeemable Convertible Preferred Stock

Series A Redeemable Convertible Preferred Stock

In May 2004, we issued 688 shares of Series A preferred stock, or Series A, for proceeds of $2.3 million, net of issuance costs of $60,000. We also issued 298 shares of Series A in conjunction with the conversion of a $1.0 million loan and $14,000 of accrued interest.

In October 2005, we issued 877 shares of Series A in conjunction with the conversion of a $645,000 loan and $124,000 of accrued interest.

In February 2012, all of the Series A converted into 22,686 shares of common stock in conjunction with our junior preferred stock purchase agreement.

Series B Redeemable Convertible Preferred Stock

In December 2005, we completed the issuance of 5,994 shares of Series B preferred stock, or Series B, for proceeds of $8.6 million, net of issuance costs of $317,000, and including the conversion of a $1.9 million loan and $71,000 of accrued interest. Each Series B investor received a warrant to purchase 1.152 additional shares of Series B preferred stock. In conjunction with the junior preferred stock financing in February 2012, all of the Series B and warrants for the purchase of Series B converted into 45,350 shares of common stock and warrants for the purchase of 1,771 shares of common stock, respectively.

Series C Redeemable Convertible Preferred Stock

In September 2007, we issued 18,800 shares of Series C preferred stock, or Series C, for proceeds of $27.9 million, net of issuance costs of $210,000 and including the conversion of a $5.2 million loan and $262,000 of accrued interest. Each Series C investor received a warrant to purchase one additional share of Series C preferred stock. In conjunction with the junior preferred stock financing in February 2012, all of the Series C and warrants for the purchase of Series C converted into 136,055 shares of common stock and warrants for the purchase of 9,922 shares of common stock, respectively.

Series D Redeemable Convertible Preferred Stock

During May and June 2011, we issued 69,462 shares of Series D preferred stock, or Series D, for proceeds of $6.0 million, net of issuance costs of $134,000, and for the conversion of a $16.2 million loan and $1.2 million of accrued interest. We issued a total of 65,807 warrants to Series D investors of which 47,773 were previously committed in connection with the issuance of a loan. We recognized $8.7 million as the fair value of the warrants to purchase 47,773 shares of Series D, which was recorded as interest expense upon the conversion of the loan to Series D. The remaining 18,034 warrants, for which the initial fair value was determined utilizing a Binomial Monte-Carlo Cliquet option pricing model, totaled $3.2 million and was recorded as a discount to Series D. The aggregate value of the warrants issued in the amount of $11.9 million was recorded as the fair value of the preferred stock warrant liabilities at the time of issuance. In conjunction with the junior preferred stock financing in February 2012, all of the Series D and warrants for the purchase of Series D converted into 253,979 shares of common stock and warrants for the purchase of 240,615 shares of common stock, respectively.

Issuance of Junior Convertible Preferred Stock

In February 2012, we entered into a securities purchase agreement for the sale of junior convertible preferred stock. In conjunction with the junior preferred stock financing, the previously issued Series A, Series B, Series C, and Series D preferred stock converted into shares of common stock at the following conversion ratios: Series A: 14.72155 for 1; Series B: 7.8041 for 1; Series C: 10.1141 for 1; and Series D: 3.65637 for 1. As a result, we reclassified the aggregate value of the Series A, Series B, Series C, and Series D preferred stock of $54.7 million to stockholders’ (deficit) equity.

In connection with the junior preferred stock financing, we entered into an Investors’ Rights Agreement in February 2012 (the “Junior Preferred IRA”) with certain of the purchasers of junior preferred stock. The Junior Preferred IRA contains customary preemptive rights in favor of the stockholders party to such agreement, as well as certain restrictions on transfer, registration rights, market standoff provisions and various affirmative and negative covenants with respect to management of our company.

The junior preferred stock financing totaled $1.5 million of convertible, but not redeemable, preferred stock at approximately $0.43 a share, for an aggregate of 3,501,400 shares. During February and March 2012, we received proceeds of $1.3 million, net of issuance costs of $40,000. In conjunction with the completion of our IPO in April 2014, all shares of our junior convertible preferred stock were converted into common stock on a one-to-one basis and the remaining unamortized issuance costs of $31,000 were recognized as accretion to redemption value of the junior convertible preferred stock in the statement of operations.

Issuance of Senior Redeemable Convertible Preferred Stock

In September 2012, we entered into the Senior Preferred Purchase Agreement that authorizes the multi-stage issuance of 14,765,632 shares of our senior redeemable convertible preferred stock for $8.00 per share. Prior to our IPO in April 2014, 10,767,007 shares had been issued under the Senior Preferred Purchase Agreement and 3,998,625 shares are subject to future stock purchase rights, as described below. Pursuant to the Senior Preferred Purchase Agreement, we granted the investors in the senior preferred stock financing the right, subject to the satisfaction of certain conditions, to purchase additional shares of senior preferred stock for a purchase price of $8.00 per share at multiple subsequent closings in accordance with a schedule provided in the Senior Preferred Purchase Agreement. If an investor does not participate in subsequent closings, such investor does not have the right to participate in future closings. The purchase price has been allocated to the future purchase rights and any related stock options at their estimated fair value, as described under “Future Purchase Rights” below.

In connection with the senior preferred stock financing, we have entered into a Fourth Amended and Restated Investors’ Rights Agreement in August 2013 (the “Senior Preferred IRA”). The Senior Preferred IRA contains customary preemptive rights in favor of the stockholders party to such agreement, as well as customary registration rights and related provisions, including customary market standoff provisions.

From September to October 2012, we issued 2,606,250 shares of senior preferred stock for proceeds of $19.8 million, net of issuance costs of $240,000. We also issued 911,949 shares of senior preferred stock upon the conversion of a loan entered into during 2012 that included $7.2 million of principal and $146,000 of accrued interest.

In February 2013, we closed an additional senior preferred stock financing and issued 305,571 shares of senior preferred stock for proceeds of $2.3 million, net of issuance costs of $134,000 incurred by us for services rendered by a third-party professional services firm that is also utilized by certain of our investors.

In May 2013, we closed an additional senior preferred stock financing and issued 158,150 shares of senior preferred stock for proceeds of $1.2 million, net of issuance costs of $28,000.

In June 2013, we closed an additional senior preferred stock financing and issued 3,830,050 shares of senior preferred stock for proceeds of $30.6 million, net of issuance costs of $90,000.

In December 2013, we amended the terms of the Senior Preferred Stock Purchase Agreement to provide for a partial acceleration of existing future preferred stock financing closings under the Senior Preferred Stock Purchase Agreement and the sale of additional shares of senior preferred stock to certain of our existing investors and to certain of our directors and officers (the December 2013 Amendment). No rights to purchase additional shares of senior preferred stock were received by any existing or new investor, and no changes were made to any future preferred stock financing closing under the Senior Preferred Stock Purchase Agreement that was not accelerated. Pursuant to the Senior Preferred Stock Purchase Agreement, as amended by the December 2013 Amendment, we issued 2.4 million of senior preferred stock for proceeds of $19.1 million, net of issuance costs of $102,000, in December 2013.

Pursuant to the Senior Preferred Stock Purchase Agreement, in January 2014 we issued an additional 555,000 shares of senior redeemable convertible preferred stock for proceeds of $4.3 million, net of issuance costs of $135,000. Also in January 2014, we completed the sale of 1.5 million shares of our senior redeemable convertible preferred stock at a price of $8.00 per share in a private placement to new investors for proceeds of $12.0 million, net of issuance costs of $31,000.

In February 2014, we completed a pre-emptive rights offering, triggered by the private placement to new investors in January 2014, for 241,016 shares of our senior redeemable convertible preferred stock at a price of $8.00 per share for proceeds of $1.9 million, net of issuance costs of $35,000.

In conjunction with the completion of our IPO on April 2014, all the outstanding shares of our senior redeemable convertible preferred stock were converted into common stock on a one-to-one basis and the remaining unamortized discounts of $3.8 million and issuance costs of $727,000 were recognized as a deemed dividend and accretion to redemption value of the redeemable convertible preferred stock, respectively, in the statement of operations.

Future Purchase Rights

Pursuant to the Senior Preferred Purchase Agreement, we granted to the investors in the senior preferred stock financing the future purchase rights, subject to the satisfaction of certain conditions, to purchase additional shares of senior preferred stock for a purchase price of $8.00 per share at multiple subsequent closings in accordance with a schedule provided in the Senior Preferred Purchase Agreement. These future purchase rights for additional shares of our senior preferred stock were legally detachable from the shares of the underlying senior preferred stock and, as a result, were considered freestanding instruments accounted for separately from the shares of senior preferred stock. As the future purchase rights were exercisable for shares of our redeemable convertible preferred stock, the future purchase rights were instruments that embodied obligations to transfer assets and were classified as liabilities under the accounting guidance that distinguishes liabilities from equity.

The following table summarizes the number of shares subject to purchase under future purchase rights initially granted, the fair value per share of the senior preferred stock subject to the rights as initially granted, the initial grant date fair value recorded, the fair value of our common stock used in determining such value, and beneficial conversion amounts underlying the preferred stock that were recorded in connection with certain purchases of such preferred stock under the Senior Preferred Purchase Agreement and the related stock options granted to certain members of our board of directors (in thousands except share, rights, and per share and rights amounts):

Issuance Date	Number of Shares Subject to Future Purchase Rights Granted	Fair Value per Share of Rights	Grant Date Fair Value Recorded	Common Stock Value Used in Determining Fair Value	Beneficial Conversion on Underlying Preferred Stock/ Options
September 25, 2012	3,750,000	$2.80	$3,101	$2.30	—
February 28, 2013	891,250	$2.83	$864	$6.85	$513
April 30, 2013	461,271	$2.40	$379	$6.85	$192
June 26, 2013	66,250	$0.76	$50	$6.82	$264

In conjunction with the issuance of senior preferred stock during the year ended December 31, 2013, we estimated the fair value of the future purchase rights for the shares issued to be $1.3 million. The future purchase rights were recorded at their estimated fair value, with the remaining amount of the proceeds allocated to the senior preferred stock, resulting in the senior preferred stock being recorded at an amount per share less than the fair value of our common stock at that time. Accordingly, we recorded an aggregate beneficial conversion amount underlying the senior preferred stock of $705,000, an amount equal to the number of shares of senior preferred stock sold on that date multiplied by the difference between the estimated fair value of the underlying common stock and the value allocated to the senior preferred stock on that date. The beneficial conversion amount was recorded as an offset to additional paid-in capital and is being amortized as a deemed dividend over the redemption period using an effective interest rate method. For the year ended December 31, 2013, we recognized a deemed dividend of $50,000.

In connection with the issuance of senior preferred stock in June 2013 discussed above, we also granted to certain members of our board of directors who participated in the senior preferred stock financings one common stock option for each share of preferred stock purchased through June 2013. An aggregate of 86,917 common stock options were granted to these board members, which were valued at $4.91 per share utilizing the BSM option pricing model. After allocation of the proceeds to the underlying future purchase rights as noted above, the remaining amount of the proceeds were allocated between the common stock options and the senior preferred stock acquired using the relative fair value method. As the allocated value per share of the senior preferred stock acquired was less than the fair value of our common stock on such date, we recorded a beneficial conversion associated with the options granted, on the underlying senior preferred stock of $264,000. This beneficial conversion was also recorded as an offset to additional paid-in capital and is being amortized as a deemed dividend over the redemption period using an effective interest rate method. For the year ended December 31, 2013, we recognized a deemed dividend of $14,000.

All remaining future purchase rights associated with our preferred stock were terminated and the remaining unamortized beneficial conversion balance of $878,000 was recognized as a reduction to equity at the effective date of our IPO. We recognized a deemed dividend of $11,000 (unaudited) and $905,000 (unaudited) for the six months ended June 30, 2013 and 2014, respectively.

Certificate of Incorporation

The material terms of our amended restated certificate of incorporation, effective as of the closing of our IPO, are as follows:

Authorized Shares

The certificate of incorporation was amended and restated, effective upon the closing of our IPO, to authorize the company to issue 150,000,000 shares of stock consisting of 130,000,000 shares of common stock, par value of $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.0001 per share.

Dividends

Subject to preferences that may be applicable to any then outstanding preferred stock, holders of common stock are entitled to receive ratably those dividends, if any, as may be declared from time to time by our board of directors out of legally available funds.

Liquidation Preference

In the event of our liquidation, dissolution or winding up, holders of common stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all of our debts and other liabilities and the satisfaction of any liquidation preferences that may be granted to the holders of any then outstanding shares of preferred stock.

Rights and Preferences

Holders of common stock have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock, which we may designate and issue in the future.

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. Our amended and restated certificate of incorporation and amended and restated bylaws do not provide for cumulative voting rights. Because of this absence of cumulative voting, the holders of a majority of the shares of common stock entitled to vote in any election of directors can elect all of the directors standing for election, if they should so choose. In addition, our amended and restated certificate of incorporation also provides that our directors may be removed only for cause by the affirmative vote of the holders of at least 75% of the combined voting power of all our stockholders entitled to vote on the election of directors, voting together as a single class.

Subject to supermajority votes for some matters, matters shall be decided by the affirmative vote of our stockholders having a majority in voting power of the votes cast by the stockholders present or represented and voting on such matter, provided that the holders of our common stock are not allowed to vote on any amendment to our certificate of incorporation that relates solely to the terms of one or more series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders or one or more such series, to approve such amendment. The affirmative vote of the holders of at least 75% of the votes that all of our stockholders would be entitled to cast in any annual election of directors and, in some cases, the affirmative vote of a majority of minority stockholders entitled to vote in any annual election of directors are required to amend or repeal our bylaws, amend or repeal certain provisions of our certificate of incorporation, approve certain transactions with certain affiliates, or approve the sale or liquidation of the company. The vote of a majority of minority of stockholders applies when an individual or entity and its affiliates or associates together own more than 50% of the voting power of our then outstanding capital stock, excluding any such person that owned 15% or more of our outstanding voting stock immediately prior to our IPO, and such a vote would require the approval of the majority of our voting stock, excluding the voting stock held by such a majority holder.

Warrants

We issued warrants to purchase redeemable convertible preferred stock in connection with financing activities or for consulting services. In connection with the junior preferred stock financing in February 2012, all warrants to purchase Series B, Series C, and Series D preferred stock converted to common stock warrants. The common stock warrants outstanding as of December 31, 2013, have a weighted-average exercise price of $95.21 and expire between February 2016 and September 2019. Our warrant activity is as follows:

	Number Outstanding	Weighted- average Exercise Price
Balance outstanding — January 1, 2012	252,308	$95.84
Expiration of warrants	(1,662)	$191.69

Balance outstanding — December 31, 2012 and 2013 and June 30, 2014 (unaudited)	250,646	$95.21